UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Harleysville Group Inc.

Address:   355 Maple Avenue
           Harleysville, PA  19438-2297


Form 13F File Number: 28- 4718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark R. Cummins
Title:  Executive Vice President & Treasurer
Phone:  215-256-5025

Signature,  Place,  and  Date  of  Signing:

/s/ Mark R. Cummins                Harleysville, PA                   11/8/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      445,777
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
AT&T INC                             COM            00206R102    5,581   195,700 SH       SOLE       N/A        5,581      0    0
ABBOTT LABS                          COM            2824100      6,060   118,500 SH       SOLE       N/A        6,060      0    0
CHEVRONTEXACO CORP                   COM            166764100    3,250    35,100 SH       SOLE       N/A        3,250      0    0
CINCINNATI FINL CORP                 COM            172062101    4,826   183,275 SH       SOLE       N/A        4,826      0    0
CONOCOPHILLIPS                       COM            20825C104    3,133    49,475 SH       SOLE       N/A        3,133      0    0
CONSOLIDATED EDISON INC              COM            209115104    6,529   114,500 SH       SOLE       N/A        6,529      0    0
DOMINION RES INC VA NEWS             COM            25746U109    6,542   128,850 SH       SOLE       N/A        6,542      0    0
HARLEYSVILLE SAVINGS FINL CO         COM            412865107    1,734   123,748 SH       SOLE       N/A        1,734      0    0
INTEL CORP                           COM            458140100    5,880   275,600 SH       SOLE       N/A        5,880      0    0
JOHNSON & JOHNSON                    COM            478160104    5,688    89,300 SH       SOLE       N/A        5,688      0    0
KIMBERLY CLARK CORP                  COM            494368103    6,128    86,300 SH       SOLE       N/A        6,128      0    0
MCDONALDS CORP                       COM            580135101    6,384    72,700 SH       SOLE       N/A        6,384      0    0
PEPSICO INC                          COM            713448108    2,575    41,600 SH       SOLE       N/A        2,575      0    0
PFIZER INC                           COM            717081103    5,693   322,000 SH       SOLE       N/A        5,693      0    0
PROCTER & GAMBLE CO                  COM            742718109    2,845    45,030 SH       SOLE       N/A        2,845      0    0
ROYAL DUTCH SHELL PLC                COM            780259206    5,310    86,320 SH       SOLE       N/A        5,310      0    0
SOUTHERN CO                          COM            842587107    6,277   148,150 SH       SOLE       N/A        6,277      0    0
SYSCO CORP                           COM            871829107    4,903   189,300 SH       SOLE       N/A        4,903      0    0
XCEL ENERGY INC                      COM            98389B100    2,901   117,500 SH       SOLE       N/A        2,901      0    0
VANGUARD INSTL TOTAL STOCK MKT INDX  EQUITY MUT FD  922040407  189,641 7,466,174 SH       SOLE       N/A      189,641      0    0
VANGUARD FTSE ALL WORLD EX U.S. FUND EQUITY MUT FD  922042783   57,183   742,639 SH       SOLE       N/A       57,183      0    0
VANGUARD VALUE ETF                   EQUITY MUT FD  922908744  106,714 2,268,103 SH       SOLE       N/A      106,714      0    0


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